Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 321	$ 503
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	85	133
Income taxes recorded at rates different from the Canadian tax rate	(135)	(255)
Tax losses for which no benefit is recognized	3	42
Net non-deductible (non-taxable) foreign exchange and other losses (gains)	(100)	105
Tax on restructuring activities associated with the Financial & Risk transaction	207
Provision for uncertain tax provisions	229	8
Recognition of tax losses that arose in prior years	(159)
Impact of tax law changes	5	(199)
Other adjustments related to prior years	(2)	18
Withholding taxes	1	4
Other differences	7	10
Total tax expense (benefit)	$ 141	$ (134)